RELATED PARTIES - Director And Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) ZAR (R)	Dec. 31, 2019 USD ($) ZAR (R)
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion | $		$ 2,150,550	$ 1,485,000	$ 1,174,000
Convenience conversation average exchange rate USD/ZAR)	14.7842		16.4506	14.445
Executive Directors
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	R 83,323,000	5,636,000	$ 3,138,000	$ 5,097,000
Total cash equivalent received reconciliation	54,761,000	3,704,000	4,278,000	3,057,000
A Calderon
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	40,813,000	2,761,000	0	0
Total cash equivalent received reconciliation	20,332,000	1,375,000	0	0
KC Ramon
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	42,510,000	2,875,000	3,138,000	5,097,000
Total cash equivalent received reconciliation	34,429,000	2,329,000	4,278,000	3,057,000
Total prescribed officers
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	211,251,000	14,289,000	14,490,000	20,962,000
Total cash equivalent received reconciliation	205,434,000	13,897,000	16,337,000	9,968,000
SD Bailey
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	24,738,000	1,673,000	2,019,000	2,190,000
Total cash equivalent received reconciliation	20,175,000	1,365,000	1,508,000	1,041,000
I Boninelli
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	8,947,000	605,000	0	0
Total cash equivalent received reconciliation	4,856,000	328,000	0	0
VA Chamberlain
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	8,957,000	606,000	0	0
Total cash equivalent received reconciliation	4,253,000	288,000	0	0
PD Chenard
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	2,264,000	153,000	1,250,000	3,292,000
Total cash equivalent received reconciliation	22,871,000	1,547,000	2,204,000	900,000
GJ Ehm
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	18,644,000	1,261,000	2,673,000	4,742,000
Total cash equivalent received reconciliation	30,130,000	2,038,000	3,843,000	2,536,000
L Eybers
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	33,870,000	2,291,000	2,686,000	4,659,000
Total cash equivalent received reconciliation	30,142,000	2,039,000	3,756,000	2,082,000
MC Godoy
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	42,235,000	2,857,000	0	0
Total cash equivalent received reconciliation	6,964,000	471,000	0	0
I Kramer
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	8,833,000	598,000	468,000	0
Total cash equivalent received reconciliation	7,920,000	536,000	98,000	0
L Marwick
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	21,182,000	1,433,000	1,241,000	0
Total cash equivalent received reconciliation	14,012,000	948,000	231,000	0
S Ntuli
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	34,970,000	2,365,000	2,322,000	2,565,000
Total cash equivalent received reconciliation	45,120,000	3,052,000	1,862,000	1,160,000
TR Sibisi
Disclosure of transactions between related parties [line items]
Single total figure of remunera- tion	6,611,000	447,000	1,831,000	3,514,000
Total cash equivalent received reconciliation	18,991,000	$ 1,285,000	$ 2,835,000	$ 2,249,000
DSP Awards, Unvested | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(49,388,000)
DSP Awards, Unvested | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(20,481,000)
DSP Awards, Unvested | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(28,907,000)
DSP Awards, Unvested | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(83,953,000)
DSP Awards, Unvested | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(15,752,000)
DSP Awards, Unvested | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(4,091,000)
DSP Awards, Unvested | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(7,228,000)
DSP Awards, Unvested | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
DSP Awards, Unvested | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(6,359,000)
DSP Awards, Unvested | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(21,189,000)
DSP Awards, Unvested | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(4,782,000)
DSP Awards, Unvested | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(5,459,000)
DSP Awards, Unvested | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(13,735,000)
DSP Awards, Unvested | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(5,358,000)
DSP Awards, Unvested | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(10,289,000)
Sign-on awards granted | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(10,289,000)
Sign-on awards granted | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(35,072,000)
Sign-on awards granted | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(35,072,000)
Sign-on awards granted | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Sign-on awards granted | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R 0
Deferred Share Plan (DSP) | Minimum
Disclosure of transactions between related parties [line items]
Vesting period	3 years	3 years
Deferred Share Plan (DSP) | Maximum
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Deferred Share Plan (DSP) | Executive Directors
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	R (28,133,000)
Settlement fair value	11,479,000
Deferred Share Plan (DSP) | A Calderon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(20,481,000)
Settlement fair value	0
Deferred Share Plan (DSP) | KC Ramon
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(7,652,000)
Settlement fair value	11,479,000
Deferred Share Plan (DSP) | Total prescribed officers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(83,953,000)
Settlement fair value	54,273,000
Deferred Share Plan (DSP) | SD Bailey
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(15,752,000)
Settlement fair value	6,793,000
Deferred Share Plan (DSP) | I Boninelli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(4,091,000)
Settlement fair value	0
Deferred Share Plan (DSP) | VA Chamberlain
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(7,228,000)
Settlement fair value	0
Deferred Share Plan (DSP) | PD Chenard
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Settlement fair value	7,977,000
Deferred Share Plan (DSP) | GJ Ehm
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(6,359,000)
Settlement fair value	9,465,000
Deferred Share Plan (DSP) | L Eybers
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(21,189,000)
Settlement fair value	9,402,000
Deferred Share Plan (DSP) | MC Godoy
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(4,782,000)
Settlement fair value	0
Deferred Share Plan (DSP) | I Kramer
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(5,459,000)
Settlement fair value	2,434,000
Deferred Share Plan (DSP) | L Marwick
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(13,735,000)
Settlement fair value	4,760,000
Deferred Share Plan (DSP) | S Ntuli
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	(5,358,000)
Settlement fair value	7,593,000
Deferred Share Plan (DSP) | TR Sibisi
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
Settlement fair value	5,849,000
BSP, CIP, DSP and LTIP share awards settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value	7,751,000
Market movement since grant date	1,596,000
Vesting fair value	9,347,000
BSP, CIP, DSP and LTIP share awards settled | A Calderon
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value	7,751,000
Market movement since grant date	1,596,000
Vesting fair value	9,347,000
BSP, CIP, DSP and LTIP share awards settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value	37,202,000
Market movement since grant date	6,993,000
Vesting fair value	44,195,000
BSP, CIP, DSP and LTIP share awards settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value	3,892,000
Market movement since grant date	504,000
Vesting fair value	4,396,000
BSP, CIP, DSP and LTIP share awards settled | I Boninelli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | VA Chamberlain
Disclosure of transactions between related parties [line items]
Grant fair value	2,099,000
Market movement since grant date	425,000
Vesting fair value	2,524,000
BSP, CIP, DSP and LTIP share awards settled | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value	2,624,000
Market movement since grant date	(151,000)
Vesting fair value	2,473,000
BSP, CIP, DSP and LTIP share awards settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value	6,912,000
Market movement since grant date	1,468,000
Vesting fair value	8,380,000
BSP, CIP, DSP and LTIP share awards settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value	6,683,000
Market movement since grant date	1,376,000
Vesting fair value	8,059,000
BSP, CIP, DSP and LTIP share awards settled | MC Godoy
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
BSP, CIP, DSP and LTIP share awards settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value	1,772,000
Market movement since grant date	340,000
Vesting fair value	2,112,000
BSP, CIP, DSP and LTIP share awards settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value	1,543,000
Market movement since grant date	262,000
Vesting fair value	1,805,000
BSP, CIP, DSP and LTIP share awards settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value	6,278,000
Market movement since grant date	1,637,000
Vesting fair value	7,915,000
BSP, CIP, DSP and LTIP share awards settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value	5,399,000
Market movement since grant date	1,132,000
Vesting fair value	6,531,000
Sign-on cash settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value	10,289,000
Currency movement since grant date	0
Sign-on cash settled | A Calderon
Disclosure of transactions between related parties [line items]
Grant fair value	10,289,000
Currency movement since grant date	0
Sign-on cash settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value	4,583,000
Currency movement since grant date	0
Sign-on cash settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | I Boninelli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | VA Chamberlain
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | MC Godoy
Disclosure of transactions between related parties [line items]
Grant fair value	4,583,000
Currency movement since grant date	0
Sign-on cash settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on cash settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value	0
Currency movement since grant date	0
Sign-on shares settled | Executive Directors
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	10,289,000
Sign-on shares settled | A Calderon
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	10,289,000
Sign-on shares settled | KC Ramon
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | Total prescribed officers
Disclosure of transactions between related parties [line items]
Grant fair value	6,513,000
Market movement since grant date	3,644,000
Vesting fair value	10,157,000
Settlement fair value	4,583,000
Sign-on shares settled | SD Bailey
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | I Boninelli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | VA Chamberlain
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | PD Chenard
Disclosure of transactions between related parties [line items]
Grant fair value	6,513,000
Market movement since grant date	3,644,000
Vesting fair value	10,157,000
Settlement fair value	R 0
Sign-on shares settled | PD Chenard | Minimum
Disclosure of transactions between related parties [line items]
Vesting period	2 years	2 years
Sign-on shares settled | PD Chenard | Maximum
Disclosure of transactions between related parties [line items]
Vesting period	3 years	3 years
Sign-on shares settled | GJ Ehm
Disclosure of transactions between related parties [line items]
Grant fair value	R 0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | L Eybers
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | MC Godoy
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	4,583,000
Sign-on shares settled | I Kramer
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | L Marwick
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | S Ntuli
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	0
Sign-on shares settled | TR Sibisi
Disclosure of transactions between related parties [line items]
Grant fair value	0
Market movement since grant date	0
Vesting fair value	0
Settlement fair value	R 0